Securities (Tables)	12 Months Ended
Dec. 31, 2013
Investments Debt And Equity Securities [Abstract]
Amortized Cost and Fair Value of Available for Sale Securities

Debt and equity securities have been classified in the balance sheets according to management’s intent. The amortized costs of securities available for sale and their approximate fair values at December 31, 2013 and 2012 follow:

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
2013
Government-sponsored enterprises	$3,500,000	$795	$2,030	$3,498,765
Mortgage-backed securities	32,099	1,022	—	33,121
Corporate bonds	550,000	—	99,000	451,000
Equities and mutual funds	535,326	43,260	11,770	566,816

	$4,617,425	$45,077	$112,800	$4,549,702

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
2012
Government-sponsored enterprises	$2,500,000	$4,875	$—	$2,504,875
Mortgage-backed securities	41,659	1,316	—	42,975
Corporate bonds	550,000	—	107,250	442,750
Equities and mutual funds	508,836	3,416	—	512,252

	$3,600,495	$9,607	$107,250	$3,502,852

Scheduled Maturities of Available for Sale Securities

The scheduled maturities of securities (all available for sale) at December 31, 2013, were as follows:

	Amortized Cost	Fair Value
Due in one year or less	$535,326	$566,816
Due after one year through five years	4,056,427	3,956,252
Due after five years through ten years	15,094	15,694
Due after ten years	10,578	10,940

	$4,617,425	$4,549,702

Unrealized Losses on Investment Securities

The following tables show investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position, at December 31, 2013 and 2012. These unrealized losses on investment securities are a result of volatility in interest rates and market fluctuations and relate to government-sponsored enterprises, corporate bonds issued by other banks and equities and mutual funds at December 31, 2013, and corporate bonds issued by other banks at December 31, 2012.

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
2013
Government-sponsored enterprises	$1,497,970	$2,030	$—	$—	$1,497,970	$2,030
Corporate bonds	—	—	451,000	99,000	451,000	99,000
Equities and mutual funds	245,218	11,770	—	—	245,218	11,770

	$1,743,188	$13,800	$451,000	$99,000	$2,194,188	$112,800

2012
Corporate bonds	$—	$—	$442,750	$107,250	$442,750	$107,250

	$—	$—	$442,750	$107,250	$451,000	$107,250